Taxation (Details) - Schedule of movement of valuation allowance - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Movement of Valuation Allowance [Abstract]
Balance at beginning of the year	$ 15,235	$ 9,830	$ 7,095
Change of valuation allowance	1,569	5,405	2,735
Balance at end of the year	$ 16,804	$ 15,235	$ 9,830